PGIM Balanced Fund Investment Strategy - PGIM Balanced Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in a portfolio of equity, fixed income and money market securities that is actively managed to capitalize on opportunities created by perceived misvaluation. PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”), one of the Fund’s subadvisers, is responsible for allocating the Fund’s assets among equities, fixed income securities and money market securities. PGIM Quantitative Solutions also manages the Fund’s equity portfolio. Normally the Fund will invest 45% to 70% of its total assets in equity and equity-related securities. Equity and equity-related securities in which the Fund primarily invests are common stocks and stock index futures as well as real estate investment trusts (“REITs”). The Fund may invest up to 15% of its total assets in equity and equity-related securities of small companies. PGIM Quantitative Solutions considers small companies to be those that, at the time of investment, have a market capitalization not greater than that of the largest company in the Russell 2000 Index. As of September 30, 2025, the largest company in the Russell 2000 Index was approximately $24.99 billion and the median capitalization was approximately $0.96 billion. PGIM Quantitative Solutions utilizes a quantitative approach to identify stocks that have good growth prospects, are high quality, and are reasonably priced relative to industry peers. It constructs a portfolio that favors these types of stocks and is designed to outperform market averages while maintaining a similar level of risk relative to the broad stock market. PGIM Fixed Income, the primary fixed income asset management unit of PGIM, Inc. (“PGIM”), and PGIM Limited (the “Fixed Income Subadvisers”), manage the Fund’s fixed income portfolio. Under normal circumstances, 30% to 55% of the Fund’s total assets are invested in fixed income securities. Fixed income securities include, but are not limited to, debt obligations issued by the U.S. government and its agencies, corporate debt securities, mortgage-related securities, and asset-backed securities. In managing the Fund’s assets, the Fixed Income Subadvisers use a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the Fixed Income Subadvisers develop views on economic, policy and market trends. In their bottom-up research, the Fixed Income Subadvisers develop an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The Fixed Income Subadvisers may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. Normally, up to 35% of the Fund’s total assets may be invested in money market instruments, which include the commercial paper of U.S. and non-U.S. corporations, short-term obligations of U.S. and foreign banks and short-term obligations guaranteed by the U.S. Government or its agencies. The Fund may invest up to 15% of its total assets in foreign equity securities, and up to 20% of its total assets in foreign debt securities. The Fund may use derivatives to manage its duration, as well as to manage its foreign currency exposure, to hedge against losses, and to try to improve returns. At times, the Fund may have a significant portion of its assets invested in the same economic sector.